Supplemental Cash Flow Information - Additional Information (Detail) - USD ($) $ in Millions		6 Months Ended
	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Statement [LineItems]
Payment of tax under diverted profit tax regime	$ 379	$ 87	$ 87
LSEG [member]
Statement [LineItems]
Payment of tax under diverted profit tax regime		59	32
HMRC [Member]
Statement [LineItems]
Payment of tax under diverted profit tax regime		$ 28	$ 55